GCAT 2021-NQM2 Trust ABS-15G

Exhibit 99.28

	Data Comparison

Recovco Loan ID	Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
UCNZDRNRPOY	XXXXXXXX	Subject Property Type	2 Family	2 - Family				Initial
RI0IX2IZQLY	XXXXXXXX	Original CLTV Ratio Percent	XX%	XX%	-0.239%	-0.24%	The data provided is rounded up.	Initial
RI0IX2IZQLY	XXXXXXXX	Original Standard LTV (OLTV)	XX%	XX%	-0.239%	-0.24%	The data provided is rounded up.	Initial
RI0IX2IZQLY	XXXXXXXX	Subject Property Type	Single Family	Detached				Initial
I1KRJTM4XM1	XXXXXXXX	Subject Property Type	Low Rise Condo (1-4 Stories)	Condo				Initial